UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2015 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* – 99.4% of Net Assets
	Australia – 7.8%
7,734	Amcor Ltd.(b)	$82,451
15,074	Aurizon Holdings Ltd.(b)	55,649
3,808	Australia & New Zealand Banking Group Ltd.(c)(d)	105,054
3,047	BHP Billiton Ltd.(c)(d)	80,023
8,286	Brambles Ltd.(b)	71,796
3,040	Commonwealth Bank of Australia(c)(d)	218,084
1,109	CSL Ltd.(b)	79,855
4,913	National Australia Bank Ltd.(c)(d)	145,362
3,876	Newcrest Mining Ltd.(b)(e)	43,464
2,348	Orica Ltd.(b)	36,312
5,088	Origin Energy Ltd.(b)	48,471
4,042	QBE Insurance Group Ltd.(b)	40,937
1,225	Rio Tinto Ltd.(b)	61,513
7,334	Suncorp Group Ltd.(b)	80,068
2,652	Wesfarmers Ltd.(b)	90,757
1,651	Woodside Petroleum Ltd.(b)	45,316
2,056	Woolworths Ltd.(b)	49,205

		1,334,317

	Euro Zone – 31.5%
1,457	Accor S.A.(b)	76,188
814	Air Liquide S.A.(c)(d)	107,396
1,090	Airbus Group NV(b)	67,234
803	Allianz SE, (Registered)(c)(d)	134,465
801	Alstom S.A.(b)(e)	26,440
1,652	Anheuser-Busch InBev NV(c)(d)	209,573
899	ASML Holding NV(b)	96,909
3,650	AXA S.A.(b)	92,474
13,376	Banco Bilbao Vizcaya Argentaria S.A.(c)(d)	133,812
30,471	Banco Santander S.A.(c)(d)	222,792
1,528	BASF SE(c)(d)	146,412
1,482	Bayer AG, (Registered)(c)(d)	219,202
649	Bayerische Motoren Werke AG(b)	82,030
1,326	Belgacom S.A.(b)	49,804
1,737	BNP Paribas S.A.(c)(d)	100,952
951	Bouygues S.A.(b)	37,662
346	Casino Guichard Perrachon S.A.(b)	32,513
151	Continental AG(b)	36,037
1,949	Daimler AG, (Registered)(c)(d)	188,786
1,322	Danone(b)	92,042
2,492	Deutsche Bank AG, (Registered)(b)	81,891
2,554	Deutsche Post AG(b)	86,946
6,633	Deutsche Telekom AG(b)	123,852
4,081	E.ON AG(b)	65,984
991	Electricite de France S.A.(b)	27,347
19,509	Enel SpA(b)	89,932
3,532	ENI SpA(c)(d)	65,835
109,152	Governor & Co. of the Bank of Ireland (The)(b)(e)	41,433

Shares	Description	Value (†)
Common Stocks* – continued
	Euro Zone – continued
28	Hermes International(b)	$9,083
8,136	ING Groep NV(c)(d)(e)	120,683
30,437	Intesa Sanpaolo SpA(b)	101,563
1,087	Kone OYJ, Class B(b)	50,075
760	Koninklijke DSM NV(b)	42,368
2,521	Koninklijke Philips NV(b)	75,369
793	Legrand S.A.(b)	43,766
453	Linde AG(b)	92,078
578	LVMH Moet Hennessy Louis Vuitton S.A.(b)	105,684
7,369	Nokia OYJ(b)	59,219
4,049	Orange S.A.(b)	73,847
536	OSRAM Licht AG(b)	24,582
534	Pernod-Ricard S.A.(b)	63,185
1,674	Sampo OYJ, A Shares(b)	84,496
1,762	Sanofi(c)(d)	172,338
1,723	SAP SE(c)(d)	121,150
1,157	Schneider Electric SE(b)	92,964
1,720	SCOR SE(b)	56,622
1,948	SES S.A.(b)	67,048
1,264	Siemens AG, (Registered)(c)(d)	141,294
13,772	Snam SpA(b)	69,698
1,186	Societe Generale S.A.(b)	54,647
861	Sodexo S.A.(b)	86,638
48,700	Telecom Italia SpA(b)	47,787
9,627	Telefonica S.A.(c)(d)	149,557
944	Thales S.A.(b)	54,213
2,212	ThyssenKrupp AG(b)	58,819
3,157	Total S.A.(c)(d)	169,609
831	Umicore S.A.(b)	36,236
8,666	UniCredit SpA(b)	57,628
3,257	Unilever NV(c)(d)	141,545
1,008	Vinci S.A.(b)	59,671
389	Volkswagen AG(b)	96,410

		5,415,815

	Hong Kong – 4.1%
30,556	AIA Group Ltd.(b)	179,699
69,205	Bank of China Ltd., Class H(b)	39,800
14,567	CLP Holdings Ltd.(b)	131,043
3,584	CNOOC Ltd.(b)	5,128
8,680	Galaxy Entertainment Group Ltd.(b)	44,004
4,059	Hang Seng Bank Ltd.(b)	74,017
3,256	Hong Kong Exchanges & Clearing Ltd.(b)	75,196
4,747	Hutchison Whampoa Ltd.(b)	64,960
1,084	Tencent Holdings Ltd.(b)	18,913
9,346	Wharf Holdings Ltd. (The)(b)	68,135

		700,895

	Japan – 21.7%
2,135	Advantest Corp.(b)	28,282
1,407	Asahi Group Holdings Ltd.(b)	43,529
5,800	Astellas Pharma, Inc.(b)	92,266
2,109	Bridgestone Corp.(b)	80,903

Shares	Description	Value (†)
Common Stocks* – continued
	Japan – continued
1,647	Canon, Inc.(c)(d)	$53,570
2,120	Coca-Cola West Co. Ltd.(b)	31,933
986	Credit Saison Co. Ltd.(b)	18,794
2,611	Daiichi Sankyo Co. Ltd.(b)	40,902
736	Daikin Industries Ltd.(b)	48,011
1,570	Denso Corp.(b)	73,853
1,105	Dentsu, Inc.(b)	48,211
1,090	Eisai Co. Ltd.(b)	56,921
355	FANUC Corp.(c)(d)	68,192
154	Fast Retailing Co. Ltd.(b)	59,741
1,965	FUJIFILM Holdings Corp.(b)	67,656
644	Hamamatsu Photonics KK(b)	35,899
16,781	Hankyu Hanshin Holdings, Inc.(b)	106,259
1,684	Hitachi Construction Machinery Co. Ltd.(b)	31,188
10,589	Hitachi Ltd.(b)	72,499
2,440	Honda Motor Co. Ltd.(c)(d)	80,704
1,530	Idemitsu Kosan Co. Ltd.(b)	26,892
1,852	Japan Tobacco, Inc.(b)	58,460
245	JGC Corp.(b)	5,034
1,642	JTEKT Corp.(b)	25,787
6,125	Kaneka Corp.(b)	40,603
1,668	Kao Corp.(b)	74,578
1,204	KDDI Corp.(c)(d)	83,559
7,708	Keikyu Corp.(b)	62,818
2,766	Komatsu Ltd.(b)	57,622
1,538	Konami Corp.(b)	31,076
2,397	Kurita Water Industries Ltd.(b)	59,331
443	Lawson, Inc.(b)	28,978
2,859	Mitsubishi Corp.(b)	57,133
3,106	Mitsubishi Estate Co. Ltd.(b)	72,572
20,835	Mitsubishi UFJ Financial Group, Inc.(b)	135,697
7,817	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	37,807
2,790	Mitsui & Co. Ltd.(b)	38,793
2,304	Mitsui Fudosan Co. Ltd.(b)	63,313
8,848	Nomura Holdings, Inc.(b)	54,533
1,039	NTT Data Corp.(b)	42,897
3,115	NTT DOCOMO, Inc.(b)	55,382
5,410	Panasonic Corp.(b)	67,669
3,592	Ricoh Co. Ltd.(b)	35,699
1,217	Secom Co. Ltd.(b)	75,882
1,583	Seven & I Holdings Co. Ltd.(b)	60,529
1,207	Shin-Etsu Chemical Co. Ltd.(c)(d)	82,876
2,429	Shionogi & Co. Ltd.(b)	71,503
1,607	Softbank Corp.(c)(d)	99,249
2,574	Sony Corp.(b)	72,726
2,242	Sumitomo Corp.(b)	24,661
1,794	Sumitomo Metal Mining Co. Ltd.(b)	28,350
1,932	Sumitomo Realty & Development Co. Ltd.(b)	66,567
1,172	Suzuki Motor Corp.(b)	37,086
2,182	Taiyo Nippon Sanso Corp.(b)	33,677
1,697	Takeda Pharmaceutical Co. Ltd.(b)	86,915
897	TDK Corp.(b)	63,264
2,200	Terumo Corp.(b)	60,741

Shares	Description	Value (†)
Common Stocks* – continued
	Japan – continued
545	Tokyo Electron Ltd.(c)(d)	$41,091
1,375	Toyo Suisan Kaisha Ltd.(b)	49,201
4,413	Toyota Motor Corp.(c)(d)	298,293
1,701	Toyota Tsusho Corp.(b)	47,160
1,158	Trend Micro, Inc.(b)	39,448
1,826	Yamato Holdings Co. Ltd.(b)	42,742

		3,737,507

	Sweden – 3.8%
2,839	Atlas Copco AB, Class A(b)	91,488
1,992	Hennes & Mauritz AB, Series B(b)	86,853
1,132	Hexagon AB, B Shares(b)	40,885
6,174	Nordea Bank AB(b)	83,241
2,176	Svenska Cellulosa AB SCA, B Shares(b)	54,046
1,842	Svenska Handelsbanken AB, A Shares(b)	92,715
2,814	Swedbank AB, A Shares(b)	73,246
5,971	Telefonaktiebolaget LM Ericsson, Class B(b)	77,110
4,779	Volvo AB, B Shares(b)	57,621

		657,205

	Switzerland – 9.5%
3,925	ABB Ltd., (Registered)(c)(d)	84,109
735	Aryzta AG(b)	58,790
538	Baloise Holding AG, (Registered)(b)	70,000
2,830	Credit Suisse Group AG, (Registered)(b)	69,029
458	Kuehne & Nagel International AG, (Registered)(b)	66,709
4,275	Nestle S.A., (Registered)(c)(d)	334,107
3,298	Novartis AG, (Registered)(c)(d)(e)	337,300
945	Roche Holding AG(c)(d)	257,503
425	Schindler Holding AG(b)	70,152
449	Sonova Holding AG, (Registered)(b)	62,209
146	Sulzer AG, (Registered)(b)	17,773
668	Swatch Group AG (The), (Registered)(b)	58,778
201	Swiss Life Holding AG, (Registered)(b)	47,729
1,834	Transocean Ltd.(b)	29,256
3,994	UBS AG, (Registered)(b)	69,741

		1,633,185

	United Kingdom – 21.0%
3,105	Anglo American PLC(b)	57,880
871	Associated British Foods PLC(b)	41,873
2,062	AstraZeneca PLC(c)(d)	142,100
7,033	Aviva PLC(b)	58,223
3,187	Babcock International Group PLC(b)	49,583
26,886	Barclays PLC(b)	106,464
4,998	BG Group PLC(c)(d)	73,584
3,219	BHP Billiton PLC(c)(d)	80,338
27,682	BP PLC(c)(d)	190,638
2,637	British American Tobacco PLC(c)(d)	153,743
19,004	BT Group PLC(b)	133,243
3,148	Bunzl PLC(b)	91,968
13,620	Centrica PLC(b)	51,279
944	Croda International PLC(b)	39,734

Shares	Description	Value (†)
Common Stocks* – continued
	United Kingdom – continued
4,713	Diageo PLC(c)(d)	$140,679
7,174	GlaxoSmithKline PLC(c)(d)	170,105
14,581	Glencore PLC(b)	67,357
26,724	HSBC Holdings PLC(c)(d)	238,223
1,390	Indivior PLC(b)(e)	3,751
104,861	Lloyds Banking Group PLC(b)(e)	127,734
5,747	Meggitt PLC(b)	48,249
9,577	National Grid PLC(c)(d)	131,001
728	Next PLC(b)	84,152
10,341	Old Mutual PLC(b)	35,858
5,802	Prudential PLC(c)(d)	145,608
1,390	Reckitt Benckiser Group PLC(c)(d)	125,464
2,115	Rio Tinto PLC(c)(d)	104,089
8,041	Royal Dutch Shell PLC, A Shares(c)(d)	261,964
1,652	SABMiller PLC(b)	93,509
1,050	Shire PLC(b)	84,705
3,352	Standard Chartered PLC(b)	51,195
10,156	Tesco PLC(b)	38,445
2,798	Unilever PLC(c)(d)	123,411
40,948	Vodafone Group PLC(b)	141,734
4,835	WPP PLC(c)(d)	114,234

		3,602,117

	Total Common Stocks (Identified Cost $13,993,235)	17,081,041

Purchased Options(f) – 0.2%
	Options on Securities – 0.2%
98,200	On iShares® MSCI EAFE ETF, Put expiring March 20, 2015 at 54.00	4,910
38,800	On iShares® MSCI EAFE ETF, Put expiring April 17, 2015 at 56.00	4,074
77,800	On iShares® MSCI EAFE ETF, Put expiring April 17, 2015 at 58.00	11,670
45,000	On iShares® MSCI EAFE ETF, Put expiring May 15, 2015 at 59.00	16,650

	Total Purchased Options (Identified Cost $104,436)	37,304

Principal Amount
Short-Term Investments – 0.7%
$119,826	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/2015 at 0.010% to be repurchased at $119,826 on 3/02/2015 collateralized by $120,000 U.S. Treasury Note, 2.125% due 9/30/2021 valued at $123,300 including accrued interest(g) (Identified Cost $119,826)	119,826

	Total Investments – 100.3% (Identified Cost $14,217,497)(a)	17,238,171
	Other assets less liabilities – (0.3)%	(44,632)

	Net Assets – 100.0%	$17,193,539

Shares
Written Options(f) – (2.5%)
	Options on Securities – (2.5%)
38,500	On iShares® MSCI EAFE ETF, OTC Call expiring March 06, 2015 at 63.50(h)	$(63,602)
32,500	On iShares® MSCI EAFE ETF, OTC Call expiring March 20, 2015 at 62.00(h)	(105,541)

Shares	Description	Value (†)
Written Options(f) – continued
	Options on Securities – continued
42,400	On iShares® MSCI EAFE ETF, OTC Call expiring March 20, 2015 at 63.00(h)	$(98,440)
32,900	On iShares® MSCI EAFE ETF, OTC Call expiring March 20, 2015 at 64.00(h)	(48,348)
46,600	On iShares® MSCI EAFE ETF, OTC Call expiring March 27, 2015 at 65.00(h)	(40,809)
31,900	On iShares® MSCI EAFE ETF, OTC Call expiring April 02, 2015 at 65.00(h)	(31,497)
35,000	On iShares® MSCI EAFE ETF, OTC Call expiring April 17, 2015 at 65.00(h)	(42,682)

	Total Written Options (Premiums Received $259,514)	$(430,919)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds (“ETFs”)) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Over-the-counter (“OTC”) options on ETFs are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of February 28, 2015, approximately 99% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying the iShares MSCI EAFE ETFs on which the Fund writes call options and buys put options.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2015, the net unrealized appreciation on investments based on a cost of $14,217,497 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,472,549
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(451,875)

Net unrealized appreciation	$3,020,674

At November 30, 2014, the Fund had a short-term capital loss carryforward of $3,900,053 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	A portion of this security has been pledged as collateral for outstanding call options.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(e)	Non-income producing security.
(f)	The Fund’s investment strategy makes use of option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Counterparty is UBS AG.

ETF	Exchange Traded Fund
OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$3,751	$3,598,366	$—	$3,602,117
All Other Common Stocks*	—	13,478,924	—	13,478,924

Total Common Stocks	3,751	17,077,290	—	17,081,041

Purchased Options*	37,304	—	—	37,304
Short-Term Investments	—	119,826	—	119,826

Total	$41,055	$17,197,116	$—	$17,238,171

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(430,919)	$—	$(430,919)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $93,523 was transferred from Level 1 to Level 2 during the period ended February 28, 2015. At November 30, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At February 28, 2015, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing call options and buying put options on one or more non-U.S. equity indices, including options on ETFs that seek to replicate the performance of such indices. Writing call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. Buying put options can protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in each of the markets in international developed equity markets. The combination of the diversified stock portfolio, the steady cash flow from writing call options and the downside protection from purchased put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. During the period ended February 28, 2015, the Fund used written call options and purchased put options in accordance with this objective.

The following is a summary of derivative instruments for the Fund, as of February 28, 2015:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$37,304

Liabilities	Options written at value
Over-the-counter liability derivatives
Equity contracts	$(430,919)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including options, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of February 28, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(430,919)	$5,540,904

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of February 28, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$5,540,904	$5,109,985

Industry Summary at February 28, 2015 (Unaudited)

Banks	13.5%
Pharmaceuticals	10.1
Insurance	6.0
Oil, Gas & Consumable Fuels	5.2
Food Products	4.9
Automobiles	4.5
Chemicals	3.8
Beverages	3.4
Metals & Mining	3.4
Diversified Telecommunication Services	3.4
Machinery	3.1
Wireless Telecommunication Services	2.2
Other Investments, less than 2% each	36.1
Short-Term Investments	0.7

Total Investments	100.3
Other assets less liabilities (including open written options)	(0.3)

Net Assets	100.0%

Country of Risk Summary at February 28, 2015 (Unaudited)

Japan	21.7%
United Kingdom	18.6
France	9.9
Germany	9.9
Switzerland	9.7
Australia	7.8
Netherlands	4.3
Sweden	3.8
Hong Kong	3.7
Spain	3.0
Italy	2.5
Other Investments, less than 2% each	4.7
Short-Term Investments	0.7

Total Investments	100.3
Other assets less liabilities (including open written options)	(0.3)

Net Assets	100.0%

Currency Exposure Summary at February 28, 2015 (Unaudited)

Euro	31.5%
Japanese Yen	21.7
British Pound	21.0
Swiss Franc	9.5
Australian Dollar	7.8
Hong Kong Dollar	4.1
Swedish Krona	3.8
United States Dollar	0.9

Total Investments	100.3
Other assets less liabilities (including open written options)	(0.3)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 22, 2015